Unaudited Interim Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($) $ in Thousands	Ordinary shares		Additional paid-in capital	Accumulated losses	Accumulated other comprehensive losses	Total
Balance at Mar. 31, 2023	$ 1		$ 4,785	$ (1,428)	$ (17)	$ 3,341
Balance (in Shares) at Mar. 31, 2023	12,000,000
Issuance of ordinary shares through public offering, net		[1]	6,313			6,313
Issuance of ordinary shares through public offering, net (in Shares)	2,000,000
Foreign currency translation adjustment					10	10
Net income (loss)				1,248		1,248
Balance at Sep. 30, 2023	$ 1		11,098	(180)	(7)	10,912
Balance (in Shares) at Sep. 30, 2023	14,000,000
Balance at Mar. 31, 2024	$ 1		14,908	(5,984)	(1)	$ 8,924
Balance (in Shares) at Mar. 31, 2024	15,500,000					15,500,000
Share based compensations	$ 1		3,311			$ 3,312
Share based compensations (in Shares)	480,000
Foreign currency translation adjustment					31	31
Net income (loss)				(6,255)		(6,255)
Balance at Sep. 30, 2024	$ 2		$ 18,219	$ (12,239)	$ 30	$ 6,012
Balance (in Shares) at Sep. 30, 2024	15,980,000					15,980,000

[1]	Less than $1,000